Share-based Compensation - Summary of restricted shares activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Restricted shares, Vested	(5,637,860)	(1,812,960)	(190,160)
Restricted shares
Share-based Compensation
Restricted shares, Beginning balance	3,625,000	9,857,000	24,928,000
Restricted shares, Awarded			2,607,000
Restricted shares, Forfeited			(7,821,000)
Restricted shares, Vested	(3,625,000)	(6,232,000)	(9,857,000)
Restricted shares, Ending balance	0	3,625,000	9,857,000
Restricted weighted-average grant date fair value, Beginning balance	$ 0.21	$ 0.23	$ 0.23
Restricted weighted-average grant date fair value, Awarded			0.27
Restricted weighted-average grant date fair value, Forfeited			0.26
Restricted weighted-average grant date fair value, Vested	$ 0.21	0.24	0.22
Restricted weighted-average grant date fair value, Ending balance		$ 0.21	$ 0.23
Restricted share units
Share-based Compensation
Restricted shares, Beginning balance	12,264,000	4,510,000
Restricted shares, Awarded	2,192,900	13,080,200	9,611,020
Restricted shares, Forfeited	(2,612,000)	(2,308,000)	(5,101,000)
Restricted shares, Vested	(3,649,000)	(3,018,000)
Restricted shares, Ending balance	8,196,000	12,264,000	4,510,000
Restricted weighted-average grant date fair value, Beginning balance	$ 0.31	$ 0.20
Restricted weighted-average grant date fair value, Awarded	0.07	0.30	$ 0.22
Restricted weighted-average grant date fair value, Forfeited	0.33	0.20	0.24
Restricted weighted-average grant date fair value, Vested	0.29	0.19
Restricted weighted-average grant date fair value, Ending balance	$ 0.29	$ 0.31	$ 0.20